Acquisitions and Acquisition-Related Items Acquisition and Acquisition-Related Items, Contingent Consideration (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 25, 2014	Apr. 26, 2013
Fair Value Inputs
Contingent consideration	$ 68	$ 142
Reconciliation of Beginning and Ending Balances of Contingent Milestone Payments Associated with Acquisitions
Beginning Balance	142	231
Purchase price contingent consideration	65	3
Contingent milestone payments	(1)	(30)
Change in fair value of contingent consideration	(138)	(62)
Ending Balance	68	142
Recurring
Fair Value Inputs
Contingent consideration	68	142
Reconciliation of Beginning and Ending Balances of Contingent Milestone Payments Associated with Acquisitions
Ending Balance	68	142
Recurring | Level 3
Fair Value Inputs
Contingent consideration	68	142
Reconciliation of Beginning and Ending Balances of Contingent Milestone Payments Associated with Acquisitions
Ending Balance	68	142
Recurring | Level 3 | Revenue-based payments
Fair Value Inputs
Contingent consideration	43
Reconciliation of Beginning and Ending Balances of Contingent Milestone Payments Associated with Acquisitions
Ending Balance	43
Recurring | Level 3 | Revenue-based payments | Discounted Cash Flow
Fair Value Inputs
Probability of payment	100.00%
Recurring | Level 3 | Revenue-based payments | Discounted Cash Flow | Minimum
Fair Value Inputs
Discount rate	13.50%
Projected fiscal year of payment	2015
Recurring | Level 3 | Revenue-based payments | Discounted Cash Flow | Maximum
Fair Value Inputs
Discount rate	24.00%
Projected fiscal year of payment	2019
Recurring | Level 3 | Product development-based payments
Fair Value Inputs
Contingent consideration	25
Reconciliation of Beginning and Ending Balances of Contingent Milestone Payments Associated with Acquisitions
Ending Balance	$ 25
Recurring | Level 3 | Product development-based payments | Discounted Cash Flow
Fair Value Inputs
Discount rate	5.50%
Recurring | Level 3 | Product development-based payments | Discounted Cash Flow | Minimum
Fair Value Inputs
Probability of payment	75.00%
Projected fiscal year of payment	2015
Recurring | Level 3 | Product development-based payments | Discounted Cash Flow | Maximum
Fair Value Inputs
Probability of payment	100.00%
Projected fiscal year of payment	2018